Exhibit 99.25

Client Name:
Client Project Name:	OCMT 2021-5
Start - End Dates:	4/9/2021 - 6/22/2021
Deal Loan Count:	44

Loan Level Tape Compare Upload

Loans in Report	30

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	9.9760	21.8183
XXXXXX	XXXXXX	Representative Credit Score for Grading	784	769
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	30.2460	24.9341
XXXXXX	XXXXXX	Representative Credit Score for Grading	814	795
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	14.1530	33.7805
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	36.0000	41.4048
XXXXXX	XXXXXX	Property Type	Attached PUD	Detached PUD
XXXXXX	XXXXXX	Combined LTV	52.00	46.00
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	8.0000	16.6705
XXXXXX	XXXXXX	Original LTV	52.00	46.00
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	32.6400	28.4838
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	23.0720	28.1394
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	38.6510	36.1754
XXXXXX	XXXXXX	Representative Credit Score for Grading	812	803
XXXXXX	XXXXXX	Combined LTV	50.11	52.84
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	30.0000	14.4861
XXXXXX	XXXXXX	Original Balance	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original LTV	50.11	52.84
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	29.6350	33.6728
XXXXXX	XXXXXX	Representative Credit Score for Grading	802	799
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	30.0000	15.6397
XXXXXX	XXXXXX	Sales Price	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	15.2690	17.9292
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	25.0000	29.4010
XXXXXX	XXXXXX	Combined LTV	41.22	36.73
XXXXXX	XXXXXX	Original LTV	41.22	36.73
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	41.1080	38.7618
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	33.6290	35.9365
XXXXXX	XXXXXX	Property Type	Attached PUD	High Rise Condo (9+)
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	27.5620	39.2171
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	22.9390	33.1982
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	41.9580	39.4815
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	24.0630	20.6857
XXXXXX	XXXXXX	Original Balance	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Sales Price	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Representative Credit Score for Grading	802	754
XXXXXX	XXXXXX	Property Type	Detached PUD	SFR
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	23.3490	27.1329
XXXXXX	XXXXXX	Property Type	Attached PUD	Detached PUD

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